Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Fair Value of the Founders Shares

The fair value of the founders shares was based on the following significant inputs:

March 21, 2023
Share price at grant date	$10.15
Risk-free interest rate	4.62%
Remaining life of SPAC (assuming the Extended Date)	0.37
Share price in no De-SPAC scenario	$10.39
Probability of transaction	50%
Discount rate	5%